Commitments and Contingencies - Other Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Strategic Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2020	$ 378
2021	307
2022	122
2023	48
Total	855
Technology Equipment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2020	20
2021	4
Total	28
Structured Letter Of Credit [Member]
Commitments and Contingencies Other Details [Line Items]
LOC obligations guaranteed as of balance sheet date	$ 69	$ 67
Line Of Credit Facility Term	10 years
Maturity date of facility	Dec. 31, 2024